                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RiverRock Capital Management, LP

Address: 350 Park Avenue, 11th Floor
         New York, NY 10022


Form 13F File Number: 28-06303

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Pollart
Title:   Member
Phone:   212-453-8912

Signature, Place, and Date of Signing:

          /s/ John Pollart          New York, NY       5-10-01
         -----------------       -----------------     ----------
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     33

Form 13F Information Table Value Total:     $62,118
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                   Form 13F INFORMATION TABLE
                         March 31, 2001
   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
ANALOG DEVICES INC COMMON STOCK  032654105       473,100   10,000            X                   NONE      X
AOL TIME WARNER    COMMON STOCK  00184A105     4,231,900   83,800            X                   NONE      X
ATMEL CORP         COMMON STOCK  049513104       138,900   10,000            X                   NONE      X
BANK OF AMERICA
  CORP             COMMON STOCK  060505104     4,480,000   80,000            X                   NONE      X
CISCO SYS INC      COMMON STOCK  17275R102       849,000   50,000            X                   NONE      X
CITIGROUP INC      COMMON STOCK  172967101     4,915,000  100,000            X                   NONE      X
COMPUTER ASSOC
  INTL INC         COMMON STOCK  204912109     2,253,300   70,000            X                   NONE      X
CONVREGYS CORP     COMMON STOCK  212485106     4,164,650  114,100            X                   NONE      X
CORNING INC        COMMON STOCK  219350105     1,098,500   50,000            X                   NONE      X
EMC CORP MAS       COMMON STOCK  268648102       396,000   10,000            X                   NONE      X
GLOBAL CROSSING
  LTD              COMMON STOCK  G3921A100     1,490,067  118,920            X                   NONE      X
I2 TECHNOLOGIES
  INC              COMMON STOCK  465754109       174,100   10,000            X                   NONE      X
INTEL CORP         COMMON STOCK  458140100     1,545,500   50,000            X                   NONE      X
INTL RECTIFIER
  CORP             COMMON STOCK  460254105     3,817,845   68,790            X                   NONE      X
J.P. MORGAN CHASE
  & CO             COMMON STOCK  46625H100     4,798,000  100,000            X                   NONE      X
JDS UNIPHASE CORP  COMMON STOCK  46612J101     1,497,300   70,000            X                   NONE      X
KLA-TENCOR CORP    COMMON STOCK  482480100       439,680    8,000            X                   NONE      X
MORGAN STANLEY
  DEAN WITTER      COMMON STOCK  617446448     4,395,300   70,000            X                   NONE      X
NASDAQ-100 SHARES  COMMON STOCK  631100104     4,615,000  100,000            X                   NONE      X
NETIQ CORP         COMMON STOCK  64115P102     1,761,600   60,000            X                   NONE      X
NOKIA CORP         ADR           654902204     3,077,100   90,000            X                   NONE      X
NYFIX INC          COMMON STOCK  670712108       737,700   30,000            X                   NONE      X
PUT - OYN 100 @
  5 EXP
  01/18/2003
  NYFIX INC        COMMON STOCK  6707122MG       388,750      250            X                   NONE      X
QRS CORP           COMMON STOCK  74726X105       855,000  100,000            X                   NONE      X
QWEST COMMUN
  INTL             COMMON STOCK  749121109       818,000   20,000            X                   NONE      X




RATIONAL SOFTWARE
  CORP             COMMON STOCK  75409P202       484,200   20,000            X                   NONE      X
REDBACK NETWORKS
  INC.             COMMON STOCK  757209101       380,800   20,000            X                   NONE      X
SERENA SOFTWARE
  INC              COMMON STOCK  817492101       577,800   30,000            X                   NONE      X
SUN MICROSYS       COMMON STOCK  866810104     1,112,800   65,000            X                   NONE      X
TIBCO SOFTWARE
  INC USD          COMMON STOCK  88632Q103     1,140,000  100,000            X                   NONE      X
VIACOM INC CL B    COMMON STOCK  925524308     2,603,000   50,000            X                   NONE      X
WEBMETHODS INC     COMMON STOCK  94768C108       583,750   25,000            X                   NONE      X
WORLCOM INC        COMMON STOCK  98157D106     1,825,000  100,000            X                   NONE      X

                                 Total      $ 62,118,642

[Repeat as necessary]




































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